UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2010 to September 30, 2010

Item 1:                                                        Schedule of Investments

Credit Suisse Large Cap Blend Fund

Schedule of Investments

September 30, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.8%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	400	$25,124
Goodrich Corp.	100	7,373
Honeywell International, Inc.	700	30,758
ITT Corp.§	200	9,366
L-3 Communications Holdings, Inc.	100	7,227
Lockheed Martin Corp.	300	21,384
Northrop Grumman Corp.	300	18,189
Precision Castparts Corp.	100	12,735
Raytheon Co.	400	18,284
Rockwell Collins, Inc.	100	5,825
The Boeing Co.	700	46,578
United Technologies Corp.	800	56,984
		259,827
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.§	200	13,984
Expeditors International of Washington, Inc.	200	9,246
FedEx Corp.	300	25,650
United Parcel Service, Inc. Class B	900	60,021
		108,901
Airlines (0.0%)
Southwest Airlines Co.§	600	7,842

Auto Components (1.2%)
Autoliv, Inc.§	3,100	202,523
Johnson Controls, Inc.	600	18,300
Lear Corp.*	2,000	157,860
The Goodyear Tire & Rubber Co.*	200	2,150
TRW Automotive Holdings Corp.*	700	29,092
		409,925
Automobiles (0.3%)
Ford Motor Co.*	7,500	91,800
Harley-Davidson, Inc.	200	5,688
		97,488
Beverages (1.2%)
Brown-Forman Corp. Class B§	300	18,492
Coca-Cola Enterprises, Inc.	300	9,300
Constellation Brands, Inc. Class A*§	100	1,769
Dr. Pepper Snapple Group, Inc.	4,600	163,392
Molson Coors Brewing Co. Class B	200	9,444
PepsiCo, Inc.	1,400	93,016
The Coca-Cola Co.	2,000	117,040
		412,453
Biotechnology (6.8%)
Amgen, Inc.*	18,108	997,932
Biogen Idec, Inc.*	800	44,896
Celgene Corp.*	1,550	89,295
Cephalon, Inc.*§	100	6,244
Genzyme Corp.*	900	63,711
Gilead Sciences, Inc.*	31,600	1,125,276
		2,327,354
Building Products (0.0%)
Masco Corp.§	300	3,303

Capital Markets (0.9%)
Ameriprise Financial, Inc.	600	28,398
E*Trade Financial Corp.*	100	1,454
Franklin Resources, Inc.§	200	21,380

	Number of Shares	Value
COMMON STOCKS
Capital Markets
Invesco, Ltd.	400	$8,492
Janus Capital Group, Inc.§	100	1,095
Legg Mason, Inc.	100	3,031
Morgan Stanley	4,600	113,528
Northern Trust Corp.	200	9,648
State Street Corp.	500	18,830
T. Rowe Price Group, Inc.§	300	15,019
The Bank of New York Mellon Corp.	1,000	26,130
The Charles Schwab Corp.	900	12,510
The Goldman Sachs Group, Inc.	400	57,832
		317,347
Chemicals (1.3%)
Air Products & Chemicals, Inc.	100	8,282
E.I. Du Pont de Nemours & Co.	800	35,696
Ecolab, Inc.	200	10,148
International Flavors & Fragrances, Inc.	100	4,852
Lubrizol Corp.	2,694	285,483
Monsanto Co.	500	23,965
PPG Industries, Inc.	100	7,280
Praxair, Inc.	200	18,052
Sigma-Aldrich Corp.	100	6,038
The Dow Chemical Co.§	1,100	30,206
		430,002
Commercial Banks (2.2%)
BB&T Corp.	600	14,448
Comerica, Inc.§	100	3,715
Fifth Third Bancorp	800	9,624
Huntington Bancshares, Inc.§	600	3,402
KeyCorp	800	6,368
M&T Bank Corp.	200	16,362
Marshall & Ilsley Corp.§	400	2,816
PNC Financial Services Group, Inc.	500	25,955
Regions Financial Corp.	1,000	7,270
SunTrust Banks, Inc.§	500	12,915
U.S. Bancorp	1,700	36,754
Wells Fargo & Co.	23,600	593,068
Zions Bancorporation§	100	2,136
		734,833
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	100	3,712
Cintas Corp.§	100	2,755
Iron Mountain, Inc.§	100	2,234
Pitney Bowes, Inc.§	100	2,138
R. R. Donnelley & Sons Co.	100	1,696
Republic Services, Inc.	300	9,147
Waste Management, Inc.§	400	14,296
		35,978
Communications Equipment (1.1%)
Cisco Systems, Inc.*	5,000	109,500
Harris Corp.	100	4,429
JDS Uniphase Corp.*§	100	1,239
Juniper Networks, Inc.*	500	15,175
Motorola, Inc.*	2,100	17,913
QUALCOMM, Inc.	5,200	234,624
Tellabs, Inc.	300	2,235
		385,115
Computers & Peripherals (4.5%)
Apple, Inc.*	3,200	908,000
Dell, Inc.*	1,600	20,736

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
EMC Corp.*	1,800	$36,558
Hewlett-Packard Co.	2,000	84,140
NetApp, Inc.*	300	14,937
QLogic Corp.*§	100	1,764
SanDisk Corp.*§	200	7,330
Western Digital Corp.*§	16,100	457,079
		1,530,544
Construction & Engineering (0.1%)
Fluor Corp.§	200	9,906
Jacobs Engineering Group, Inc.*	100	3,870
Quanta Services, Inc.*	100	1,908
		15,684
Construction Materials (0.0%)
Vulcan Materials Co.	100	3,692

Consumer Finance (3.8%)
American Express Co.	5,900	247,977
Capital One Financial Corp.	26,400	1,044,120
Discover Financial Services	500	8,340
SLM Corp.*§	400	4,620
		1,305,057
Containers & Packaging (0.0%)
Bemis Co., Inc.	100	3,175
Owens-Illinois, Inc.*	100	2,806
Pactiv Corp.*	100	3,298
Sealed Air Corp.	100	2,248
		11,527
Distributors (0.0%)
Genuine Parts Co.	100	4,459

Diversified Consumer Services (1.5%)
Apollo Group, Inc. Class A*	100	5,135
DeVry, Inc.§	9,900	487,179
H&R Block, Inc.§	300	3,885
		496,199
Diversified Financial Services (3.1%)
Bank of America Corp.	9,100	119,301
Citigroup, Inc.*	76,100	296,790
CME Group, Inc.	100	26,045
JPMorgan Chase & Co.	15,800	601,506
Leucadia National Corp.*	100	2,362
Moody’s Corp.§	100	2,498
MSCI, Inc. Class A*	77	2,557
NYSE Euronext	200	5,714
The NASDAQ OMX Group, Inc.*	100	1,943
		1,058,716
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	55,300	1,581,580
CenturyTel, Inc.§	200	7,892
Frontier Communications Corp.§	800	6,536
Qwest Communications International, Inc.§	5,200	32,604
Verizon Communications, Inc.	2,600	84,734
Windstream Corp.§	400	4,916
		1,718,262
Electric Utilities (0.5%)
Allegheny Energy, Inc.§	100	2,452
American Electric Power Co., Inc.	500	18,115

	Number of Shares	Value
COMMON STOCKS
Electric Utilities
Duke Energy Corp.	1,200	$21,252
Edison International§	300	10,317
Entergy Corp.	100	7,653
Exelon Corp.	600	25,548
FirstEnergy Corp.§	300	11,562
NextEra Energy, Inc.	400	21,756
Northeast Utilities	100	2,957
Pepco Holdings, Inc.§	200	3,720
PPL Corp.	400	10,892
Southern Co.	700	26,068
		162,292
Electrical Equipment (0.1%)
Emerson Electric Co.	700	36,862
Rockwell Automation, Inc.§	100	6,173
		43,035
Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	300	10,011
Amphenol Corp. Class A	100	4,898
Corning, Inc.	1,500	27,420
FLIR Systems, Inc.*	100	2,570
Jabil Circuit, Inc.§	3,800	54,758
Molex, Inc.§	100	2,093
		101,750
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	380	16,188
Cameron International Corp.*§	200	8,592
Diamond Offshore Drilling, Inc.§	100	6,777
FMC Technologies, Inc.*	100	6,829
Halliburton Co.	800	26,456
Nabors Industries, Ltd.*	200	3,612
National-Oilwell Varco, Inc.	6,800	302,396
Rowan Cos., Inc.*	100	3,036
Schlumberger, Ltd.	1,139	70,174
		444,060
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	400	25,796
CVS Caremark Corp.	1,200	37,764
Safeway, Inc.§	400	8,464
SUPERVALU, Inc.§	100	1,153
Sysco Corp.	500	14,260
The Kroger Co.	600	12,996
Wal-Mart Stores, Inc.	1,800	96,336
Walgreen Co.	800	26,800
Whole Foods Market, Inc.*§	100	3,711
		227,280
Food Products (2.0%)
Archer-Daniels-Midland Co.	600	19,152
Campbell Soup Co.§	100	3,575
ConAgra Foods, Inc.	400	8,776
Dean Foods Co.*§	100	1,021
General Mills, Inc.	600	21,924
H.J. Heinz Co.§	300	14,211
Kellogg Co.	200	10,102
Kraft Foods, Inc. Class A	1,500	46,290
McCormick & Co., Inc.	100	4,204
Mead Johnson Nutrition Co.	203	11,553
Sara Lee Corp.	600	8,058
The Hershey Co.	7,860	374,057
The J.M. Smucker Co.	100	6,053

	Number of Shares	Value
COMMON STOCKS
Food Products
Tyson Foods, Inc. Class A	10,000	$160,200
		689,176
Gas Utilities (0.0%)
ONEOK, Inc.	100	4,504

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	500	23,855
Becton, Dickinson and Co.	200	14,820
Boston Scientific Corp.*	1,300	7,969
CareFusion Corp.*	600	14,904
DENTSPLY International, Inc.§	100	3,197
Hospira, Inc.*	5,130	292,461
Medtronic, Inc.	7,165	240,601
St. Jude Medical, Inc.*	300	11,802
Stryker Corp.§	300	15,015
Varian Medical Systems, Inc.*§	100	6,050
Zimmer Holdings, Inc.*	200	10,466
		641,140
Health Care Providers & Services (3.2%)
Aetna, Inc.	400	12,644
AmerisourceBergen Corp.	200	6,132
Cardinal Health, Inc.	300	9,912
CIGNA Corp.	200	7,156
Coventry Health Care, Inc.*	100	2,153
Express Scripts, Inc.*	6,000	292,200
Humana, Inc.*	13,100	658,144
McKesson Corp.	300	18,534
Medco Health Solutions, Inc.*	400	20,824
Quest Diagnostics, Inc.	200	10,094
Tenet Healthcare Corp.*	300	1,416
UnitedHealth Group, Inc.	1,600	56,176
		1,095,385
Hotels, Restaurants & Leisure (0.4%)
Darden Restaurants, Inc.	100	4,278
International Game Technology	200	2,890
Marriott International, Inc. Class A§	200	7,166
McDonald’s Corp.	900	67,059
Starbucks Corp.	700	17,906
Starwood Hotels & Resorts Worldwide, Inc.	100	5,255
Wyndham Worldwide Corp.	100	2,747
Yum! Brands, Inc.	400	18,424
		125,725
Household Durables (1.3%)
D.R. Horton, Inc.§	200	2,224
Fortune Brands, Inc.§	100	4,923
Harman International Industries, Inc.*	100	3,341
Leggett & Platt, Inc.§	100	2,276
Lennar Corp. Class A§	100	1,538
Newell Rubbermaid, Inc.§	200	3,562
Pulte Group, Inc.*§	200	1,752
Stanley Black & Decker, Inc.	100	6,128
Whirlpool Corp.	5,200	420,992
		446,736
Household Products (0.6%)
Clorox Co.	166	11,082
Colgate-Palmolive Co.	500	38,430
Kimberly-Clark Corp.	400	26,020

	Number of Shares	Value
COMMON STOCKS
Household Products
The Procter & Gamble Co.	2,400	$143,928
		219,460
Independent Power Producers & Energy Traders (2.7%)
Constellation Energy Group, Inc.	28,700	925,288
NRG Energy, Inc.*	200	4,164
The AES Corp.*	500	5,675
		935,127
Industrial Conglomerates (0.9%)
3M Co.	1,300	112,723
General Electric Co.	10,600	172,250
Textron, Inc.§	200	4,112
Tyco International, Ltd.	400	14,692
		303,777
Insurance (6.5%)
ACE, Ltd.	300	17,475
Aflac, Inc.	400	20,684
American International Group, Inc.*§	200	7,820
AON Corp.	300	11,733
Assurant, Inc.	100	4,070
Berkshire Hathaway, Inc. Class B*	18,000	1,488,240
Chubb Corp.	300	17,097
Cincinnati Financial Corp.	100	2,885
Genworth Financial, Inc. Class A*	400	4,888
Hartford Financial Services Group, Inc.	400	9,180
Lincoln National Corp.	200	4,784
Loews Corp.	322	12,204
Marsh & McLennan Cos., Inc.	400	9,648
MetLife, Inc.	800	30,760
Principal Financial Group, Inc.	300	7,776
Prudential Financial, Inc.	6,200	335,916
The Allstate Corp.	500	15,775
The Progressive Corp.	600	12,522
The Travelers Cos., Inc.	4,000	208,400
Unum Group§	300	6,645
XL Group PLC	300	6,498
		2,235,000
Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	1,300	204,178
Expedia, Inc.§	200	5,642
		209,820
Internet Software & Services (4.4%)
Akamai Technologies, Inc.*	100	5,018
eBay, Inc.*	1,000	24,400
Google, Inc. Class A*	2,800	1,472,212
Monster Worldwide, Inc.*§	100	1,296
VeriSign, Inc.*§	100	3,174
Yahoo!, Inc.*	1,000	14,170
		1,520,270
IT Services (2.8%)
Automatic Data Processing, Inc.	500	21,015
Cognizant Technology Solutions Corp. Class A*	300	19,341
Computer Sciences Corp.	100	4,600
Fidelity National Information Services, Inc.	200	5,426
Fiserv, Inc.*	100	5,382
International Business Machines Corp.	6,200	831,668
Mastercard, Inc. Class A	100	22,400
Paychex, Inc.§	300	8,247
SAIC, Inc.*§	200	3,196

	Number of Shares	Value
COMMON STOCKS
IT Services
Teradata Corp.*	200	$7,712
The Western Union Co.	600	10,602
Total System Services, Inc.§	100	1,524
Visa, Inc. Class A	400	29,704
		970,817
Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*§	200	840
Hasbro, Inc.	100	4,451
Mattel, Inc.§	1,200	28,152
		33,443
Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	175	8,171
PerkinElmer, Inc.	100	2,314
Thermo Fisher Scientific, Inc.*	400	19,152
		29,637
Machinery (1.4%)
Caterpillar, Inc.	3,700	291,116
Cummins, Inc.	200	18,116
Danaher Corp.	400	16,244
Deere & Co.	400	27,912
Dover Corp.	100	5,221
Eaton Corp.	800	65,992
Illinois Tool Works, Inc.	300	14,106
PACCAR, Inc.§	300	14,445
Pall Corp.	100	4,164
Parker Hannifin Corp.	100	7,006
		464,322
Media (1.3%)
CBS Corp. Class B§	600	9,516
Comcast Corp. Class A	2,600	47,008
DIRECTV Class A*§	2,100	87,423
Discovery Communications, Inc. Class A*§	200	8,710
Gannett Co., Inc.§	200	2,446
News Corp. Class A	2,200	28,732
Omnicom Group, Inc.	300	11,844
The Interpublic Group of Cos., Inc.*	400	4,012
The McGraw-Hill Cos., Inc.§	300	9,918
The Walt Disney Co.	1,700	56,287
Time Warner Cable, Inc.	2,100	113,379
Time Warner, Inc.	1,000	30,650
Viacom, Inc. Class B	500	18,095
		428,020
Metals & Mining (0.3%)
Alcoa, Inc.	900	10,899
Cliffs Natural Resources, Inc.	100	6,392
Freeport-McMoRan Copper & Gold, Inc.	400	34,156
Newmont Mining Corp.	500	31,405
Nucor Corp.§	300	11,460
United States Steel Corp.§	400	17,536
		111,848
Multi-Utilities (0.3%)
Ameren Corp.§	200	5,680
CenterPoint Energy, Inc.	300	4,716
CMS Energy Corp.§	100	1,802
Consolidated Edison, Inc.§	200	9,644
Dominion Resources, Inc.§	500	21,830
DTE Energy Co.	100	4,593
NiSource, Inc.	200	3,480

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities
PG&E Corp.§	400	$18,168
Public Service Enterprise Group, Inc.	500	16,540
SCANA Corp.§	100	4,032
Sempra Energy	197	10,599
TECO Energy, Inc.	100	1,732
Wisconsin Energy Corp.	100	5,780
Xcel Energy, Inc.§	400	9,188
		117,784
Multiline Retail (0.5%)
Family Dollar Stores, Inc.§	1,700	75,072
J.C. Penney Co., Inc.§	200	5,436
Kohl’s Corp.*	300	15,804
Macy’s, Inc.	400	9,236
Nordstrom, Inc.§	200	7,440
Sears Holdings Corp.*§	100	7,214
Target Corp.	700	37,408
		157,610
Office Electronics (0.0%)
Xerox Corp.	1,100	11,385

Oil, Gas & Consumable Fuels (10.8%)
Anadarko Petroleum Corp.	500	28,525
Apache Corp.	300	29,328
Cabot Oil & Gas Corp.§	100	3,011
Chesapeake Energy Corp.§	600	13,590
Chevron Corp.	19,500	1,580,475
ConocoPhillips	17,600	1,010,768
Consol Energy, Inc.	200	7,392
Denbury Resources, Inc.*	300	4,767
Devon Energy Corp.	400	25,896
El Paso Corp.	600	7,428
EOG Resources, Inc.	200	18,594
EQT Corp.	100	3,606
Exxon Mobil Corp.	8,754	540,910
Hess Corp.	2,400	141,888
Marathon Oil Corp.	600	19,860
Murphy Oil Corp.	200	12,384
Noble Energy, Inc.	100	7,509
Occidental Petroleum Corp.	2,100	164,430
Peabody Energy Corp.§	200	9,802
Pioneer Natural Resources Co.§	100	6,503
QEP Resources, Inc.	100	3,014
Range Resources Corp.§	100	3,813
Southwestern Energy Co.*	300	10,032
Spectra Energy Corp.	600	13,530
Sunoco, Inc.	100	3,650
Tesoro Corp.§	100	1,336
The Williams Cos., Inc.	500	9,555
Valero Energy Corp.	500	8,755
		3,690,351
Paper & Forest Products (0.1%)
International Paper Co.	1,400	30,450
MeadWestvaco Corp.	100	2,438
		32,888
Personal Products (3.1%)
Avon Products, Inc.	400	12,844
The Estee Lauder Cos., Inc. Class A§	16,500	1,043,295
		1,056,139

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals (2.8%)
Abbott Laboratories	1,700	$88,808
Allergan, Inc.	300	19,959
Bristol-Myers Squibb Co.	1,436	38,930
Eli Lilly & Co.	10,000	365,300
Forest Laboratories, Inc.*	300	9,279
Johnson & Johnson	3,200	198,272
King Pharmaceuticals, Inc.*	200	1,992
Merck & Co., Inc.	2,586	95,191
Mylan, Inc.*§	200	3,762
Pfizer, Inc.	7,360	126,371
		947,864
Professional Services (0.0%)
Equifax, Inc.	100	3,120
Robert Half International, Inc.§	100	2,600
		5,720
Real Estate Investment Trusts (0.4%)
Apartment Investment & Management Co. Class A§	100	2,138
Boston Properties, Inc.§	100	8,312
Equity Residential§	300	14,271
HCP, Inc.	300	10,794
Health Care REIT, Inc.	100	4,734
Host Hotels & Resorts, Inc.§	600	8,688
Kimco Realty Corp.§	300	4,725
Plum Creek Timber Co., Inc.§	100	3,530
ProLogis§	500	5,890
Public Storage§	200	19,408
Simon Property Group, Inc.§	324	30,047
Ventas, Inc.	100	5,157
Vornado Realty Trust	313	26,771
Weyerhaeuser Co.§	488	7,691
		152,156
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	200	3,656

Road & Rail (0.2%)
CSX Corp.	300	16,596
Norfolk Southern Corp.	300	17,853
Union Pacific Corp.	400	32,720
		67,169
Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	500	3,555
Altera Corp.§	2,700	81,432
Analog Devices, Inc.	16,500	517,770
Applied Materials, Inc.	1,200	14,016
Broadcom Corp. Class A	400	14,156
First Solar, Inc.*§	100	14,735
Intel Corp.	46,600	896,118
KLA-Tencor Corp.§	100	3,523
Linear Technology Corp.§	200	6,146
LSI Corp.*	700	3,192
MEMC Electronic Materials, Inc.*§	200	2,384
Microchip Technology, Inc.§	600	18,870
Micron Technology, Inc.*§	800	5,768
National Semiconductor Corp.	200	2,554
NVIDIA Corp.*§	500	5,840
Teradyne, Inc.*§	100	1,114
Texas Instruments, Inc.	1,100	29,854
Xilinx, Inc.§	300	7,983
		1,629,010

	Number of Shares	Value
COMMON STOCKS
Software (5.1%)
Adobe Systems, Inc.*	400	$10,460
Autodesk, Inc.*	200	6,394
BMC Software, Inc.*	100	4,048
CA, Inc.	400	8,448
Citrix Systems, Inc.*	100	6,824
Electronic Arts, Inc.*§	300	4,929
Intuit, Inc.*	300	13,143
McAfee, Inc.*§	100	4,726
Microsoft Corp.	63,300	1,550,217
Oracle Corp.	4,100	110,085
Red Hat, Inc.*	100	4,100
Salesforce.com, Inc.*	100	11,180
Symantec Corp.*	700	10,619
		1,745,173
Specialty Retail (1.8%)
Bed Bath & Beyond, Inc.*	200	8,682
Best Buy Co., Inc.§	4,700	191,901
CarMax, Inc.*§	100	2,786
GameStop Corp. Class A*§	100	1,971
Home Depot, Inc.	1,600	50,688
Lowe’s Cos., Inc.	1,300	28,977
Ltd Brands, Inc.	4,300	115,154
O’Reilly Automotive, Inc.*	100	5,320
Office Depot, Inc.*	200	920
RadioShack Corp.§	100	2,133
Ross Stores, Inc.	100	5,462
Staples, Inc.	600	12,552
The Gap, Inc.	400	7,456
Tiffany & Co.§	100	4,699
TJX Cos., Inc.	3,700	165,131
Urban Outfitters, Inc.*§	100	3,144
		606,976
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.§	300	12,888
NIKE, Inc. Class B	400	32,056
VF Corp.	1,800	145,836
		190,780
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.§	400	4,904
People’s United Financial, Inc.§	300	3,927
		8,831
Tobacco (0.5%)
Altria Group, Inc.	1,800	43,236
Lorillard, Inc.	200	16,062
Philip Morris International, Inc.	1,600	89,632
Reynolds American, Inc.	200	11,878
		160,808
Trading Companies & Distributors (0.0%)
Fastenal Co.§	100	5,319

Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	300	15,378
MetroPCS Communications, Inc.*§	200	2,092
Sprint Nextel Corp.*§	11,600	53,708
		71,178
TOTAL COMMON STOCKS (Cost $31,717,846)		33,777,929

	Number of Shares	Value
SHORT-TERM INVESTMENTS (9.1%)
State Street Navigator Prime Portfolio§§	2,844,660	$2,844,660

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 10/01/10	$271	271,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,115,660)		3,115,660

TOTAL INVESTMENTS AT VALUE (107.9%) (Cost $34,833,506)		36,893,589

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.9%)		(2,697,394)

NET ASSETS (100.0%)		$34,196,195

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 —  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$33,777,929	$—	$—	$33,777,929
Short-Term Investments	2,844,660	271,000	—	3,115,660
Other Financial Instruments*	—	—	—	—
	$36,622,589	$271,000	$—	$36,893,589

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended September 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost -  At September 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $34,833,506, $3,101,561, $(1,041,478), and $2,060,083, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2010